Note 21 - Derivatives (Details Textual) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Interest Rate Lock Commitments [Member]
Derivative, Notional Amount	$ 6,923,000	$ 20,340,000
Derivative Asset, Subject to Master Netting Arrangement, before Offset	123,000	657,000
Forward Contracts [Member]
Derivative, Notional Amount	6,250,000	20,500,000
Derivative, Fair Value, Net, Total	$ 62,000	$ 6,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative, Notional Amount			$ 30,000,000